Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock California Municipal Series Trust
Entity Central Index Key	0000765199
Document Period End Date	May 31, 2024
C000011299 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock California Municipal Opportunities Fund
Class Name	Investor A1 Shares
Trading Symbol	MDCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
The Fund’s positions in longer-duration and longer-maturity securities were notable contributors. (Duration is a measure of interest rate sensitivity.) The Fund’s holdings in corporate-backed municipals helped results, as did overweights in the utilities and pre-paid gas sectors. The Fund had an above-average weighting in cash, which had no material impact on results due to the attractive yields in this area. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
At a time of positive returns for the broader asset class, there were few meaningful detractors from Fund performance. With this said, its holdings in high-yield bonds—especially those with deep-discount structures—detracted given that yield spreads remained wide. Bonds issued by Puerto Rico Electric Power Authority were particularly notable detractors in this category due to continued uncertainty in the territory’s financial picture.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	4.29%	0.97%	2.56%
Bloomberg Municipal Bond Index	2.67	0.93	2.25
California Customized Reference Benchmark	3.04	0.88	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,285,640,268
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 8,253,931
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,285,640,268
Number of Portfolio Holdings	284
Net Investment Advisory Fees	$8,253,931
Portfolio Turnover Rate	77%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Utilities	30.6%
County/City/Special District/School District	26.4
Transportation	12.3
Education	8.1
Corporate	8.1
Health	5.9
State	5.9
Tobacco	1.8
Housing	0.9
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	18.3%
AA/Aa	52.5
A	15.8
BBB/Baa	3.1
BB/Ba	0.2
CCC/Caa	0.1
N/R(d)	10.0
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000199773 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock California Municipal Opportunities Fund
Class Name	Class K Shares
Trading Symbol	MKCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
The Fund’s positions in longer-duration and longer-maturity securities were notable contributors. (Duration is a measure of interest rate sensitivity.) The Fund’s holdings in corporate-backed municipals helped results, as did overweights in the utilities and pre-paid gas sectors. The Fund had an above-average weighting in cash, which had no material impact on results due to the attractive yields in this area. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
At a time of positive returns for the broader asset class, there were few meaningful detractors from Fund performance. With this said, its holdings in high-yield bonds—especially those with deep-discount structures—detracted given that yield spreads remained wide. Bonds issued by Puerto Rico Electric Power Authority were particularly notable detractors in this category due to continued uncertainty in the territory’s financial picture.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	4.44%	1.09%	2.70%
Bloomberg Municipal Bond Index	2.67	0.93	2.25
California Customized Reference Benchmark	3.04	0.88	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,285,640,268
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 8,253,931
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,285,640,268
Number of Portfolio Holdings	284
Net Investment Advisory Fees	$8,253,931
Portfolio Turnover Rate	77%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Utilities	30.6%
County/City/Special District/School District	26.4
Transportation	12.3
Education	8.1
Corporate	8.1
Health	5.9
State	5.9
Tobacco	1.8
Housing	0.9
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	18.3%
AA/Aa	52.5
A	15.8
BBB/Baa	3.1
BB/Ba	0.2
CCC/Caa	0.1
N/R(d)	10.0
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000011302 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock California Municipal Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	MACMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
The Fund’s positions in longer-duration and longer-maturity securities were notable contributors. (Duration is a measure of interest rate sensitivity.) The Fund’s holdings in corporate-backed municipals helped results, as did overweights in the utilities and pre-paid gas sectors. The Fund had an above-average weighting in cash, which had no material impact on results due to the attractive yields in this area. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
At a time of positive returns for the broader asset class, there were few meaningful detractors from Fund performance. With this said, its holdings in high-yield bonds—especially those with deep-discount structures—detracted given that yield spreads remained wide. Bonds issued by Puerto Rico Electric Power Authority were particularly notable detractors in this category due to continued uncertainty in the territory’s financial picture.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	4.39%	1.06%	2.66%
Bloomberg Municipal Bond Index	2.67	0.93	2.25
California Customized Reference Benchmark	3.04	0.88	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,285,640,268
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 8,253,931
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,285,640,268
Number of Portfolio Holdings	284
Net Investment Advisory Fees	$8,253,931
Portfolio Turnover Rate	77%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Utilities	30.6%
County/City/Special District/School District	26.4
Transportation	12.3
Education	8.1
Corporate	8.1
Health	5.9
State	5.9
Tobacco	1.8
Housing	0.9
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	18.3%
AA/Aa	52.5
A	15.8
BBB/Baa	3.1
BB/Ba	0.2
CCC/Caa	0.1
N/R(d)	10.0
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000038561 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock California Municipal Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	MECMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
The Fund’s positions in longer-duration and longer-maturity securities were notable contributors. (Duration is a measure of interest rate sensitivity.) The Fund’s holdings in corporate-backed municipals helped results, as did overweights in the utilities and pre-paid gas sectors. The Fund had an above-average weighting in cash, which had no material impact on results due to the attractive yields in this area. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
At a time of positive returns for the broader asset class, there were few meaningful detractors from Fund performance. With this said, its holdings in high-yield bonds—especially those with deep-discount structures—detracted given that yield spreads remained wide. Bonds issued by Puerto Rico Electric Power Authority were particularly notable detractors in this category due to continued uncertainty in the territory’s financial picture.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	4.13%	0.81%	2.42%
Investor A Shares (with sales charge)	(0.29)	(0.06)	1.98
Bloomberg Municipal Bond Index	2.67	0.93	2.25
California Customized Reference Benchmark	3.04	0.88	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,285,640,268
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 8,253,931
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,285,640,268
Number of Portfolio Holdings	284
Net Investment Advisory Fees	$8,253,931
Portfolio Turnover Rate	77%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Utilities	30.6%
County/City/Special District/School District	26.4
Transportation	12.3
Education	8.1
Corporate	8.1
Health	5.9
State	5.9
Tobacco	1.8
Housing	0.9
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	18.3%
AA/Aa	52.5
A	15.8
BBB/Baa	3.1
BB/Ba	0.2
CCC/Caa	0.1
N/R(d)	10.0
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000038562 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock California Municipal Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	MFCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$155	1.52%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
The Fund’s positions in longer-duration and longer-maturity securities were notable contributors. (Duration is a measure of interest rate sensitivity.) The Fund’s holdings in corporate-backed municipals helped results, as did overweights in the utilities and pre-paid gas sectors. The Fund had an above-average weighting in cash, which had no material impact on results due to the attractive yields in this area. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
At a time of positive returns for the broader asset class, there were few meaningful detractors from Fund performance. With this said, its holdings in high-yield bonds—especially those with deep-discount structures—detracted given that yield spreads remained wide. Bonds issued by Puerto Rico Electric Power Authority were particularly notable detractors in this category due to continued uncertainty in the territory’s financial picture.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	3.35%	0.05%	1.79%
Investor C Shares (with sales charge)	2.35	0.05	1.79
Bloomberg Municipal Bond Index	2.67	0.93	2.25
California Customized Reference Benchmark	3.04	0.88	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,285,640,268
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 8,253,931
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,285,640,268
Number of Portfolio Holdings	284
Net Investment Advisory Fees	$8,253,931
Portfolio Turnover Rate	77%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Utilities	30.6%
County/City/Special District/School District	26.4
Transportation	12.3
Education	8.1
Corporate	8.1
Health	5.9
State	5.9
Tobacco	1.8
Housing	0.9
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	18.3%
AA/Aa	52.5
A	15.8
BBB/Baa	3.1
BB/Ba	0.2
CCC/Caa	0.1
N/R(d)	10.0
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports